MADISON FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010

May 6, 2013

BY EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Madison Funds (the “Company”) (SEC File Nos. 333-29511; 811-08261)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Company, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form that has been amended pursuant to the following Rule 497 filings made by the Company on April 19, 2013:

Rule 497(c) Filing of Prospectus for Class Y-R6 Shares and SAI for All Share Classes
Post-Effective Amendment No. 42 to the Company's Registration Statement on Form N-1A (“PEA No. 42”) was filed electronically on March 19, 2013 and became effective on April 18, 2013. As required by Rule 497(c) under the Securities Act of 1933, as amended, we filed on April 19, 2013 (1) the form of Prospectus that will be used after the effective date of PEA No. 42 for the Class Y-R6 Shares, and (2) the form of the Statement of Additional Information that will be used after the effective date of PEA No. 42 for all of the Company's share classes.

Rule 497(e) Filing of Prospectus Supplement for Class A-B-C Shares
Pursuant to Rule 497(e), pursuant to a separate filing on April 19, 2013, we filed a supplement to the Company’s Prospectus that was contained in Post-Effective Amendment No. 38 to the Company’s Registration Statement on Form N-1A (“PEA No. 38”) relating to Class A, B and C shares. PEA No. 38 was filed electronically, and became effective, on February 28, 2013.

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Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

/s/Pamela M. Krill

Pamela M. Krill
General Counsel and Chief Legal Officer